MICHAEL J. MURPHY ATTORNEY AT LAW +1 (312) 609-7738 mmurphy@vedderprice.com

September 21, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen AMT-Free Municipal Income Fund (the “Registrant”);
File No. 811-21213

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen Premier Municipal Opportunity Fund, Inc. and Nuveen Premium Income Municipal Opportunity Fund into Nuveen AMT-Free Municipal Income Fund.

Please contact the undersigned at (312) 609-7738 or Deborah Bielicke Eades at (312) 609-7661 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Michael J. Murphy

MJM